Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 27, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		$ 1,065	$ 390	$ 3,761	$ 2,276	$ 6,462
Increase in Other reserves		1,065	40	3,079	2,159	6,413
Liabilities related to share based			350	682	1,148	59
Liabilities related to non share based					117
Share listing expense	$ 125,438			125,438
Previously stated
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses					299	4,643
Game operating cost
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		32		234	1,073	5,073
Game operating cost | Previously stated
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses					85	4,163
Selling and marketing expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		64		467
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		969	390	3,060	1,203	1,389
General and administrative expenses | Previously stated
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses					214	480
Class A share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses						20
Class A share-based payments | Previously stated
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses						20
Class B share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses						3,704
Class B share-based payments | Previously stated
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses						3,704
Class B complex vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		248		216	2,146	2,738
Class B complex vesting | Previously stated
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses					169	919
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses		$ 817		2,615
Class B complex vesting (performance-based awards)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses				216	2,146	$ 2,738
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses			$ 390	$ 930	130
Complex vesting conditional upon listing | Previously stated
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses					$ 130